Bitwise Web3 ETF
Schedule of Investments
March 31, 2024 (Unaudited)
1
Shares Value
Common Stocks – 99.8%
Communication Services – 27.0%
Alphabet, Inc., Class C
*
......................................................... 323 $ 49,180
Electronic Arts, Inc. ............................................................ 952 126,302
Meta Platforms, Inc., Class A .................................................... 477 231,622
ROBLOX Corp., Class A
*
....................................................... 5,800 221,444
Take-Two Interactive Software, Inc.
*
............................................... 891 132,305
Tencent Holdings Ltd. .......................................................... 1,342 52,092
812,945
Consumer Discretionary – 1.4%
LVMH Moet Hennessy Louis Vuitton SE ............................................ 49 44,119
Energy – 1.6%
Exxon Mobil Corp. ............................................................. 423 49,169
Financials – 22.6%
Block, Inc.
*
................................................................... 1,700 143,786
Coinbase Global, Inc., Class A
*
................................................... 1,165 308,865
Galaxy Digital Holdings Ltd.
*
..................................................... 7,212 77,116
OSL Group Ltd.
*
.............................................................. 7,765 8,433
Robinhood Markets, Inc., Class A
*
................................................ 4,886 98,355
Visa, Inc., Class A ............................................................. 158 44,095
680,650
Information Technology – 39.9%
Advanced Micro Devices, Inc.
*
................................................... 220 39,708
Akamai Technologies, Inc.
*
...................................................... 843 91,685
Applied Digital Corp.
*
........................................................... 1,997 8,547
Bit Digital, Inc.
*
............................................................... 2,044 5,866
Bitdeer Technologies Group, Class A
*
.............................................. 1,076 7,553
Bitfarms Ltd.
*
................................................................. 7,214 16,046
Canaan, Inc., ADR
*
............................................................ 5,779 8,784
Cipher Mining, Inc.
*
............................................................ 2,968 15,285
Cleanspark, Inc.
*
.............................................................. 4,349 92,242
Cloudflare, Inc., Class A
*
........................................................ 1,349 130,624
CompoSecure, Inc., Class A
*
.................................................... 408 2,950
Core Scientific, Inc.
*
........................................................... 3,666 12,978
Hive Digital Technologies Ltd.
*
................................................... 2,316 7,804
Hut 8 Corp.
*
.................................................................. 867 9,585
Iris Energy Ltd.
*
............................................................... 1,228 6,631
Marathon Digital Holdings, Inc.
*
.................................................. 4,963 112,064
Microsoft Corp. ............................................................... 108 45,438
Northern Data AG
*
............................................................. 539 15,630
NVIDIA Corp. ................................................................. 54 48,792
Riot Platforms, Inc.
*
............................................................ 5,267 64,468
Salesforce, Inc. ............................................................... 140 42,165
Shopify, Inc., Class A
*
.......................................................... 3,128 241,388
Taiwan Semiconductor Manufacturing Co. Ltd., ADR .................................. 334 45,441
Terawulf, Inc.
*
................................................................ 3,205 8,429
Unity Software, Inc.
*
........................................................... 4,633 123,701
1,203,804

Bitwise Web3 ETF
Schedule of Investments
(Continued)
March 31, 2024 (Unaudited)
2
Shares Value
Common Stocks (continued)
Real Estate – 7.3%
Equinix, Inc. .................................................................. 266 $ 219,538
Total Common Stocks (Cost $2,902,604) ......................................................... 3,010,225
Money Market Funds – 0.2%
DWS Government Money Market Series Institutional, 5.25%
(a)
(Cost $5,295) ............................................................... 5,295 5,295
Total Investments – 100.0%
(Cost $2,907,899) ........................................................................... $ 3,015,520
Liabilities in Excess of Other Assets – (0.0)%
†
....................................................... (1,476)
Net Assets – 100.0% .......................................................................... $ 3,014,044
* Non Income Producing
† Less than 0.05%
(a) Rate shown reflects the 7-day yield as of March 31, 2024.
ADR : American Depositary Receipt
Summary of Investment Type
Industry
% of Net
Assets
Information Technology ........................................................................... 39.9%
Communication Services .......................................................................... 27.0%
Financials ...................................................................................... 22.6%
Real Estate ..................................................................................... 7.3%
Energy ........................................................................................ 1.6%
Consumer Discretionary ........................................................................... 1.4%
Money Market Funds ............................................................................. 0.2%
Total Investments ................................................................................ 100.0%
Liabilities in Excess of Other Assets .................................................................. (0.0)%
†
Net Assets ..................................................................................... 100.0%
† Less than 0.05%

Bitwise Web3 ETF
Schedule of Investments
(Continued)
March 31, 2024 (Unaudited)
3
Country Breakdown
^
Country
% of Net
Assets
United States .................................................................................... 84.8%
Canada ........................................................................................ 9.1%
China .......................................................................................... 2.5%
Taiwan ......................................................................................... 1.5%
France ......................................................................................... 1.4%
Germany ....................................................................................... 0.5%
Australia ....................................................................................... 0.2%
Liabilities in Excess of Other Assets .................................................................. (0.0)%
†
Total .......................................................................................... 100.0%
^ The Fund's country breakdown may change over time.
† Less than 0.05%